Fees Summary	Mar. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,025,000
Previously Paid Amount	0.00
Total Fee Amount	970.15
Total Offset Amount	0.00
Net Fee	970.15
Narrative - Max Aggregate Offering Price	$ 7,025,000
Final Prospectus	true